Summary of Significant Accounting Policies - Additional Information (Detail) shares in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2022	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Trademark Segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment Trademark shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Payments to acquire intangible assets				$ 0	$ 10,500,000	$ 10,500,000	$ 21,500,000	$ 0
Business acquisition, transaction costs		$ 76,000	$ 78,000	118,000	781,000	900,000	900,000	1,400,000
Impairment losses of real property assets recognized				0	0	0	0	0
Indefinite lived trademark		15,805,882		15,805,882		15,911,765	16,052,941
Allowance for doubtful accounts		900,000		900,000		700,000	500,000
Gross amounts of lease intangibles		80,500,000		80,500,000		88,500,000	68,600,000
Accumulated amortization		78,300,000		$ 78,300,000		$ 72,900,000	56,800,000
Maximum annual contributions per employee, percentage				100.00%		100.00%
Gains (losses) on exchange rate changes in equity investments recorded in other income (expense)		3,800,000	(8,700,000)	$ 700,000	(11,100,000)	$ 9,600,000	3,800,000
Redemptions of common stock						$ 2,400,000	$ 5,600,000	$ 2,000,000
Redemptions of common stock (in shares) | shares						0.2	0.4	0.2
Employer matching contributions, amount		100,000	100,000	$ 400,000	$ 400,000	$ 500,000	$ 200,000
Employer matching contribution, percent				100.00%		100.00%
Employer matching contribution, percent of match					4.00%	4.00%
Minimum percentage of ordinary taxable income to be distributed to stockholders				90.00%		90.00%
Number of reportable business segments | Segment				2		2
Finite-Lived Intangible Assets, Net, Total		$ 2,214,891		$ 2,214,891		$ 15,553,303	$ 14,337,820
Investment, Type [Extensible Enumeration]		Real Estate Investment [Member]		Real Estate Investment [Member]		Real Estate Investment [Member]
Rental Income | Geographic Concentration Risk | Florida
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1				22.80%		23.00%
Rental Income | Geographic Concentration Risk | California
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1				20.00%		20.10%
Rental Income | Geographic Concentration Risk | Greater Toronto Area of Canada
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1				10.30%		9.80%
Class T Common stock
Summary Of Significant Accounting Policies [Line Items]
Monthly stockholder servicing fee accrual description				accrued daily in an amount equal to 1/365th of 1% of the purchase price per share		accrued daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Redeemable Common Stock
Summary Of Significant Accounting Policies [Line Items]
Redemptions of common stock							$ 1,700,000	$ 700,000
Redeemable Common Stock | Share Redemption Program
Summary Of Significant Accounting Policies [Line Items]
Redemptions of common stock							3,900,000	$ 1,300,000
Revolving Credit Facility
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross		$ 4,500,000		$ 4,500,000		$ 4,500,000	4,100,000
Accumulated amortization of debt issuance costs		3,700,000		3,700,000		2,400,000	800,000
Non Revolving Debt
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross		6,800,000		6,800,000		7,000,000	5,800,000
Accumulated amortization of debt issuance costs		3,100,000		3,100,000		2,500,000	1,900,000
Self Storage
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2023		1,100,000		1,100,000		6,400,000
Total estimated future amortization expense of intangible assets, year 2024		100,000		100,000		100,000
Total estimated future amortization expense of intangible assets, year 2025		100,000		100,000		100,000
Total estimated future amortization expense of intangible assets, year 2026		100,000		100,000		100,000
Total estimated future amortization expense of intangible assets, thereafter						$ 800,000
Total estimated future amortization expense of intangible assets, year 2027		100,000		100,000
Total estimated future amortization expense of intangible assets, thereafter		700,000		700,000
Finite-Lived Intangible Assets, Net, Total		2,100,000		$ 2,100,000
Weighted-average amortization period on remaining intangible assets				3 years 2 months 12 days
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				3 years		3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				5 years		5 years
Strategic Storage Trademark
Summary Of Significant Accounting Policies [Line Items]
Trademarks acquired amount		105,000		$ 105,000		$ 211,000	400,000
Indefinite lived trademark		15,700,000		15,700,000		15,700,000	15,700,000
Total estimated future amortization expense of intangible assets, year 2023		35,000		35,000		140,000
Total estimated future amortization expense of intangible assets, year 2024		70,000		70,000		70,000
Finite Lived Intangible Assets Amortization Expense After Year Two		0		$ 0		$ 0
Self Administration Transaction
Summary Of Significant Accounting Policies [Line Items]
Number of trademarks acquired | Trademark				2		2
Total estimated future amortization expense of intangible assets, year 2023						$ 55,000
Total estimated future amortization expense of intangible assets, year 2024						55,000
Total estimated future amortization expense of intangible assets, year 2025						0
Gross amounts of lease intangibles						9,900,000	6,800,000
Accumulated amortization						1,800,000	4,300,000
Pacific Oak Holding Group
Summary Of Significant Accounting Policies [Line Items]
Variable interest entity non-voting ownership percentage	10.00%
Operating Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs		1,200,000	1,200,000	$ 3,600,000	$ 3,300,000	4,400,000	3,700,000
General and Administrative Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs		$ 500,000	$ 400,000	$ 1,600,000	$ 800,000	$ 1,300,000	$ 700,000